Other Liabilities	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
Other Liabilities

	JPY (millions) As of March 31
	2019	2020
Accrued expenses	¥408,122	¥456,621
Deferred income	45,431	31,591
Other	59,384	63,967
Total	¥512,937	¥552,179
Non-current	¥73,882	¥52,793
Current	¥439,055	¥499,386

Accrued expenses include accrued employee benefit expenses of 163,241 million JPY and 193,981 million JPY as of March 31, 2019 and 2020, respectively.
Deferred income includes government grants for the purchase of property, plant and equipment. The grants received were 21,145 million JPY and 15,810 million JPY during the years ended March 31, 2019 and 2020, respectively. The primary government grants relate to funding a portion of Takeda’s investment in the development and production of new influenza vaccines. Takeda was reimbursed for investments it made in facilities. The grant income is recognized over the life of the associated assets and is recorded as an offset to the depreciation expense included in cost of sales, selling, general and administrative expenses, and research and development expenses.